Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Communication Services Portfolio	Aug. 04, 2023
VIP Communication Services Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(38.17%)
Past 5 years	4.01%
Past 10 years	6.93%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1526
Average Annual Return:
Past 1 year	(38.74%)
Past 5 years	1.79%
Past 10 years	5.30%